Condensed Parent Information (FY)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Information
Note 19.    Condensed Parent Information

(Dollars in thousands)

CONDENSED BALANCE SHEETS
	December 31,	December 31,
	2017	2016
ASSETS
Cash	$3,936	$2,068
Investment in subsidiaries	168,104	100,023
Other assets	42,766	4,392

Total assets	$214,806	$106,483

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	$(1,046)	$1,243
Other borrowings	10,000	—

Total liabilities	8,954	1,243

Stockholders’ equity	205,852	105,240

Total liabilities and stockholders’ equity	$214,806	$106,483

CONDENSED STATEMENTS OF INCOME
	Years Ended December 31,
	2017	2016
INCOME
Dividends	$—	$3,000
Interest income	—	—
	—	3,000

EXPENSES
Interest expense	69	17
Other operating expenses	2,657	1,146

(Loss) income before equity in undistributed earnings of subsidiaries and income tax benefit	(2,726)	1,837

Equity in undistributed earnings of subsidiaries	7,134	3,520

Income tax benefit	607	442

Net income	5,015	5,799

Preferred stock dividend requirements	195	1,022

Net income available to common stockholders	$4,820	$4,777

STATEMENTS OF CASH FLOWS	Years Ended December 31,
	2017	2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$5,015	$5,799
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed income of subsidiary	(7,134)	(3,520)
Other	(2,449)	1,234

Net cash (used in) provided by operating activities	(4,568)	3,513

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of note payable	10,000	—
Repayment of note payable	—	(2,000)
Redemption of preferred stock	(12,000)	—
Proceeds from issuance of common stock	37,853	804
Payment of dividends on preferred stock	(195)	(752)

Net cash provided by (used in) financing activities	35,658	(1,948)

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash for purchase of Capstone Bancshares, Inc.	(14,222)	—
Capital injection in subsidiary	(15,000)

Net cash used in investing activities	(29,222)	—

NET INCREASE IN CASH AND CASH EQUIVALENTS	1,868	1,565

CASH AND CASH EQUIVALENTS, beginning of year	2,068	503

CASH AND CASH EQUIVALENTS, end of year	$3,936	$2,068